Iman Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Agriculture, Construction, and Mining Machinery Manufacturing - 0.5%
Toro Co.	10,900	$949,172

Apparel Accessories and Other Apparel Manufacturing - 0.3%
Deckers Outdoor Corp. (a)	2,910	570,244

Architectural, Engineering, and Related Services - 1.2%
Exponent, Inc.	12,800	1,263,488
Simpson Manufacturing Co., Inc.	6,760	1,273,584
		2,537,072

Automotive Parts, Accessories, and Tire Retailers - 2.3%
O'Reilly Automotive, Inc. (a)	3,745	4,655,859

Bakeries and Tortilla Manufacturing - 0.1%
J & J Snack Foods Corp.	935	162,494

Basic Chemical Manufacturing - 1.9%
Linde PLC	8,565	3,948,379

Building Equipment Contractors - 1.7%
EMCOR Group, Inc.	7,030	3,586,144

Clothing Stores - 2.3%
Boot Barn Holdings, Inc. (a)	1,200	164,568
Lululemon Athletica, Inc. (a)	750	240,495
Ross Stores, Inc.	21,535	3,335,125
TJX Cos., Inc.	7,600	955,244
		4,695,432

Communications Equipment Manufacturing - 8.0%
Apple, Inc.	65,370	15,514,262
QUALCOMM, Inc.	6,390	1,013,007
		16,527,269

Computer and Peripheral Equipment Manufacturing - 0.1%
Super Micro Computer, Inc. (a)	6,700	218,688

Computer Systems Design and Related Services - 6.5%
Alphabet, Inc. - Class A	41,350	6,986,082
Alphabet, Inc. - Class C	10,585	1,804,637
EPAM Systems, Inc. (a)	1,505	367,100
PDF Solutions, Inc. (a)	5,700	180,120
SAP SE - ADR	13,400	3,183,840
ServiceNow, Inc. (a)	755	792,327
		13,314,106

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.5%
Shopify, Inc. - Class A (a)	8,500	982,600

Cut and Sew Apparel Manufacturing - 0.2%
Cintas Corp.	1,700	383,843

Drugs and Druggists' Sundries Merchant Wholesalers - 1.2%
McKesson Corp.	1,075	675,637
Roche Holding AG - ADR	49,000	1,775,760
		2,451,397

Electric Power Generation, Transmission and Distribution - 0.3%
GE Vernova, Inc. (a)	1,800	601,416

Footwear Manufacturing - 0.6%
NIKE, Inc. - Class B	13,000	1,024,010
Skechers USA, Inc. - Class A (a)	3,700	236,134
		1,260,144

Freight Transportation Arrangement - 0.3%
Expeditors International of Washington, Inc.	1,800	218,952
JB Hunt Transport Services, Inc.	1,630	308,249
		527,201

General Freight Trucking - 0.2%
Old Dominion Freight Line, Inc.	1,480	333,207

Household Appliance Manufacturing - 0.6%
SharkNinja, Inc.	13,000	1,307,150

Industrial Machinery Manufacturing - 2.8%
Applied Materials, Inc.	4,800	838,608
ASML Holding NV	4,200	2,883,762
Axcelis Technologies, Inc. (a)	1,700	126,208
Kadant, Inc.	4,485	1,851,363
		5,699,941

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.2%
Ferguson Enterprises, Inc.	2,000	431,860

Medical Equipment and Supplies Manufacturing - 3.6%
Boston Scientific Corp. (a)	10,000	906,600
Edwards Lifesciences Corp. (a)	4,450	317,507
Intuitive Surgical, Inc. (a)	1,480	802,160
Johnson & Johnson	24,850	3,851,999
MSA Safety, Inc.	6,535	1,135,848
ResMed, Inc.	1,155	287,618
		7,301,732

Metal Ore Mining - 1.1%
Agnico Eagle Mines Ltd.	14,400	1,215,648
Alamos Gold, Inc. - Class A	58,000	1,091,560
		2,307,208

Miscellaneous Durable Goods Merchant Wholesalers - 2.5%
Pool Corp.	7,357	2,774,251
Wheaton Precious Metals Corp.	37,265	2,322,728
		5,096,979

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.8%
Copart, Inc. (a)	25,043	1,587,476

Motor Vehicle Manufacturing - 2.7%
Federal Signal Corp.	19,500	1,899,495
Tesla, Inc. (a)	10,620	3,665,599
		5,565,094

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.8%
Danaher Corp.	12,300	2,948,187
Transcat, Inc. (a)	5,230	548,575
Veralto Corp.	2,233	241,588
		3,738,350

Nursing Care Facilities (Skilled Nursing Facilities) - 0.1%
Ensign Group, Inc.	1,000	146,210

Oil and Gas Extraction - 4.0%
BHP Group Ltd. - ADR	27,100	1,426,815
EOG Resources, Inc.	4,500	599,670
Exxon Mobil Corp.	51,920	6,124,483
		8,150,968

Other Chemical Product and Preparation Manufacturing - 0.0%(b)
Aspen Aerogels, Inc. (a)	5,900	87,320

Other Fabricated Metal Product Manufacturing - 0.9%
Watts Water Technologies, Inc. - Class A	8,815	1,902,189

Other Financial Investment Activities - 0.1%
Chemed Corp.	400	228,956

Other General Purpose Machinery Manufacturing - 2.9%
Graco, Inc.	38,700	3,524,796
Mettler-Toledo International, Inc. (a)	740	925,888
Nordson Corp.	6,125	1,598,564
		6,049,248

Other Information Services - 3.7%
Meta Platforms, Inc. - Class A	13,100	7,523,592

Other Professional, Scientific, and Technical Services - 1.0%
Gartner, Inc. (a)	2,270	1,175,701
IDEXX Laboratories, Inc. (a)	1,965	828,739
		2,004,440

Petroleum and Coal Products Manufacturing - 1.5%
Chevron Corp.	19,200	3,109,056

Pharmaceutical and Medicine Manufacturing - 5.0%
Abbott Laboratories	16,300	1,935,951
Eli Lilly & Co.	3,340	2,656,469
Novo Nordisk AS - ADR	40,300	4,304,040
Regeneron Pharmaceuticals, Inc. (a)	915	686,451
Vertex Pharmaceuticals, Inc. (a)	1,300	608,569
		10,191,480

Plastics Product Manufacturing - 0.4%
AZEK Co., Inc. (a)	15,600	828,672

Residential Building Construction - 1.9%
Lennar Corp. - Class A	10,300	1,796,217
NVR, Inc. (a)	235	2,170,361
		3,966,578

Restaurants and Other Eating Places - 0.2%
Chipotle Mexican Grill, Inc. (a)	5,750	353,740

Rubber Product Manufacturing - 1.0%
West Pharmaceutical Services, Inc.	6,535	2,128,319

Sawmills and Wood Preservation - 0.9%
UFP Industries, Inc.	13,900	1,889,010

Scientific Research and Development Services - 0.2%
Marvell Technology, Inc.	5,000	463,450

Semiconductor and Other Electronic Component Manufacturing - 15.1%
Advanced Micro Devices, Inc. (a)	8,700	1,193,422
Analog Devices, Inc.	4,350	948,518
Broadcom, Inc.	18,430	2,987,134
FormFactor, Inc. (a)	16,700	669,002
Lam Research Corp.	12,400	916,112
Micron Technology, Inc.	11,200	1,097,040
Monolithic Power Systems, Inc.	350	198,674
NVIDIA Corp.	84,650	11,702,863
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,000	9,233,000
Texas Instruments, Inc.	8,800	1,769,064
Vertiv Holdings Co. - Class A	1,540	196,504
Vicor Corp. (a)	4,100	218,161
		31,129,494

Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	3,300	166,089

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.8%
Oil-Dri Corp. of America	1,447	100,017
Procter & Gamble Co.	20,565	3,686,482
		3,786,499

Software Publishers - 9.4%
Adobe, Inc. (a)	1,915	988,006
ANSYS, Inc. (a)	1,325	465,207
Cadence Design Systems, Inc. (a)	1,470	451,011
Microsoft Corp.	31,180	13,203,483
NEXTracker, Inc. - Class A (a)	4,100	156,456
Salesforce, Inc.	9,070	2,993,009
Tyler Technologies, Inc. (a)	1,660	1,044,422
		19,301,594

Support Activities for Mining - 0.4%
Rio Tinto PLC - ADR	13,100	823,204

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 1.9%
Lennox International, Inc.	5,220	3,482,419
Trane Technologies PLC	1,260	524,437
		4,006,856

Warehousing and Storage - 0.9%
Landstar System, Inc.	10,000	1,859,200

Water, Sewage and Other Systems - 2.0%
Texas Pacific Land Corp.	2,565	4,104,231
TOTAL COMMON STOCKS (Cost $139,508,534)		204,940,852

TOTAL INVESTMENTS - 99.7% (Cost $139,508,534)		204,940,852
Other Assets in Excess of Liabilities - 0.3%		632,846
TOTAL NET ASSETS - 100.0%		$205,573,698
T Classifications are based on the North American Industry Classification System		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SE - Societas Europeae

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

  The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Iman Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$204,940,852	$–	$–	$204,940,852
Total Investments	$204,940,852	$–	$–	$204,940,852

Refer to the Schedule of Investments for further disaggregation of investment categories.